INCOME TAX - Changes in valuation allowance (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAX
Balance at the beginning of the year	¥ 62,864,281	¥ 98,212,408	¥ 79,704,629
Additions (reversals)	(20,302,931)	(35,043,933)	18,507,779
Decrease relating to expiration of loss carry forwards	(1,342,298)	(304,194)
Balance at the end of the year	¥ 41,219,052	¥ 62,864,281	¥ 98,212,408